VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Austria: 0.6%
Verbund AG	13,452	$1,148,027
Brazil: 2.9%
Centrais Eletricas Brasileiras SA (ADR) †	546,370	4,387,351
Cia Energetica de Minas Gerais (ADR) †	493,691	997,256
Cia Paranaense de Energia (ADR)	80,678	478,420
		5,863,027
Canada: 3.9%
Ballard Power Systems, Inc. (USD) * †	105,404	645,072
Boralex, Inc.	37,182	1,187,129
Brookfield Renewable Corp. (USD)	43,691	1,427,822
Canadian Solar, Inc. (USD) * †	17,075	636,044
Innergex Renewable Energy, Inc.	55,178	698,334
Northland Power, Inc. †	98,192	2,890,627
TransAlta Renewables, Inc. †	44,394	472,356
		7,957,384
China: 16.3%
BYD Co. Ltd. (HKD)	278,500	6,860,779
China Everbright Environment Group Ltd. (HKD)	1,456,000	602,733
China Longyuan Power Group Corp. Ltd. (HKD)	722,000	902,180
Daqo New Energy Corp. (ADR) *	22,620	1,200,670
GCL New Energy Holdings Ltd. (HKD) *	2,724,624	29,738
GCL Technology Holdings Ltd. (HKD) *	8,568,000	2,593,139
JinkoSolar Holding Co. Ltd. (ADR) * †	15,426	854,446
Li Auto, Inc. (ADR) *	251,641	5,790,259
NIO, Inc. (ADR) * †	595,017	9,383,418
Xinyi Solar Holdings Ltd. (HKD)	1,998,000	2,098,104
XPeng, Inc. (ADR) * †	218,246	2,608,040
		32,923,506
Denmark: 7.0%
Orsted AS 144A	78,674	6,267,566
ROCKWOOL International A/S	3,090	487,191
Vestas Wind Systems A/S	398,993	7,343,311
		14,098,068
France: 0.4%
Neoen SA 144A †	21,017	700,120
Germany: 1.5%
Encavis AG	50,228	897,354
Nordex SE * †	52,888	416,567
Siemens Gamesa Renewable Energy SA * †	93,070	1,622,004
		2,935,925
	Number of Shares	Value
Ireland: 0.9%
Kingspan Group Plc	41,557	$1,871,567
Italy: 7.2%
Enel Americas SA (CLP)	8,219,350	874,620
Enel SpA	3,183,296	13,050,075
ERG SpA	23,131	636,479
		14,561,174
Japan: 0.3%
Horiba Ltd.	15,384	596,621
New Zealand: 1.7%
Contact Energy Ltd.	279,207	1,181,479
Mercury NZ Ltd. †	270,148	869,228
Meridian Energy Ltd.	525,270	1,424,569
		3,475,276
Norway: 0.5%
NEL ASA * †	650,155	716,232
Scatec ASA 144A	43,621	298,076
		1,014,308
Portugal: 1.0%
EDP Renovaveis SA	99,871	2,053,524
South Korea: 4.3%
Hanwha Solutions Corp. *	44,548	1,451,107
Samsung SDI Co. Ltd.	19,160	7,206,909
		8,658,016
Spain: 8.2%
Acciona SA	10,266	1,803,573
Atlantica Sustainable Infrastructure Plc (USD)	24,443	642,851
Iberdrola SA	1,522,952	14,194,482
		16,640,906
Sweden: 2.6%
Nibe Industrier AB	593,203	5,291,574
Switzerland: 0.2%
Landis+Gyr Group AG	8,897	485,180
Taiwan: 0.3%
Simplo Technology Co. Ltd.	71,000	587,444
Thailand: 0.9%
Energy Absolute PCL (NVDR)	744,600	1,735,325
United Kingdom: 0.8%
Ceres Power Holdings Plc * †	47,007	189,724
ITM Power Plc * †	193,804	223,243
Johnson Matthey Plc	64,089	1,293,614
		1,706,581
United States: 38.5%
Badger Meter, Inc.	7,912	730,990
Bloom Energy Corp. * †	47,539	950,305
EnerSys	13,189	767,204
Enphase Energy, Inc. *	44,117	12,241,144
First Solar, Inc. *	32,362	4,280,522
Fisker, Inc. * †	55,347	417,870
FuelCell Energy, Inc. * †	131,847	449,598
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	26,238	785,303
Installed Building Products, Inc.	6,097	493,796

1

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States (continued)
Lucid Group, Inc. * †	230,271	$3,216,886
NextEra Energy, Inc.	206,185	16,166,966
Nikola Corp. *	131,603	463,242
Ormat Technologies, Inc. †	12,096	1,042,675
Owens Corning	31,219	2,454,126
Plug Power, Inc. * †	173,285	3,640,718
Rivian Automotive, Inc. *	151,112	4,973,096
SolarEdge Technologies, Inc. *	21,287	4,927,089
Sunnova Energy International, Inc. * †	22,889	505,389
Sunrun, Inc. *	67,923	1,873,995
Tesla, Inc. *	65,584	17,396,156
		77,777,070
Total Common Stocks (Cost: $249,150,885)		202,080,623
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.4% (Cost: $12,987,869)
Money Market Fund: 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio	12,987,869	$12,987,869
Total Investments: 106.4% (Cost: $262,138,754)		215,068,492
Liabilities in excess of other assets: (6.4)%		(12,843,462)
NET ASSETS: 100.0%		$202,225,030

Definitions:

ADR	American Depositary Receipt
CLP	Chilean Peso
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $24,194,696.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $7,265,762, or 3.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	25.3%	$51,140,300
Financials	0.4	785,303
Industrials	14.8	30,008,406
Information Technology	19.0	38,438,301
Materials	1.4	2,744,721
Utilities	39.1	78,963,592
	100.0%	$202,080,623
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